CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total shareholders' equity(deficit) attributable to DouYu CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Opening balance at Dec. 31, 2019	¥ 22,144		¥ 10,324,277,855	¥ (3,348,717,860)	¥ 434,893,990	¥ 7,241,909,004	¥ 21,454,870	¥ 7,263,363,874
Opening Balance, Shares at Dec. 31, 2019 | shares	32,751,819
Treasury shares, beginning balance (in shares) at Dec. 31, 2019 | shares		(291,207)
Treasury shares, beginning balance at Dec. 31, 2019		¥ (168,567,125)
Repurchase of ordinary shares (in shares) | shares	291,207	(886,292)						1,177,499	1,177,499
Repurchase of ordinary shares		¥ (526,530,728)				(526,530,728)		¥ (526,530,728)
Acquisition of noncontrolling interest in Gogo Glocal			11,171,730			11,171,730	(11,171,730)
Acquisitions of noncontrolling interests in Shuangsi			(2,271,492)			(2,271,492)	(2,228,508)	(4,500,000)
Contribution from one shareholder in connection with an acquisition of an equity method investment			18,767,750			18,767,750		18,767,750
Additional capital contribution in DouYu Japan			(7,700,837)			(7,700,837)	112,830,684	105,129,847
Net income (loss)				485,498,597		485,498,597	(80,763,071)	404,735,526
Share-based compensation			142,154,361			142,154,361		142,154,361
Vesting of restricted share units	¥ 486		(486)
Vesting of restricted share units, shares | shares	693,527
Foreign currency translation adjustments					(423,982,137)	(423,982,137)	(1,755,506)	(425,737,643)
Ending balance at Dec. 31, 2020	¥ 22,630		10,486,398,881	(2,863,219,263)	10,911,853	6,939,016,248	38,366,739	¥ 6,977,382,987
Ending balance, Shares at Dec. 31, 2020 | shares	33,445,346
Treasury shares, ending balance (in shares) at Dec. 31, 2020 | shares		(1,177,499)
Treasury shares, ending balance at Dec. 31, 2020		¥ (695,097,853)
Repurchase of ordinary shares (in shares) | shares	578,304	(578,304)						578,304	578,304
Repurchase of ordinary shares		¥ (107,151,908)				(107,151,908)		¥ (107,151,908)
Net income (loss)				(581,883,146)		(581,883,146)	(38,365,751)	(620,248,897)
Share-based compensation			132,139,459			132,139,459		132,139,459
Vesting of restricted share units	¥ 413		(413)
Vesting of restricted share units, shares | shares	691,281
Foreign currency translation adjustments					(123,533,529)	(123,533,529)		(123,533,529)
Ending balance at Dec. 31, 2021	¥ 23,043		10,618,537,927	(3,445,102,409)	(112,621,676)	6,258,587,124	988	¥ 6,258,588,112
Ending balance, Shares at Dec. 31, 2021 | shares	34,136,627
Treasury shares, ending balance (in shares) at Dec. 31, 2021 | shares		(1,755,803)						(1,755,803)	(1,755,803)
Treasury shares, ending balance at Dec. 31, 2021		¥ (802,249,761)						¥ (802,249,761)
Repurchase of ordinary shares (in shares) | shares		(804,758)
Repurchase of ordinary shares		¥ (108,967,252)				(108,967,252)		(108,967,252)
Additional capital contribution in DouYu Japan			(14,992,166)			(14,992,166)	14,992,166
Net income (loss)				(75,422,408)		(75,422,408)	(14,992,189)	(90,414,597)	$ (13,108,883)
Share-based compensation			66,741,438			66,741,438		66,741,438
Vesting of restricted share units	¥ 293		(293)
Vesting of restricted share units, shares | shares	401,599
Foreign currency translation adjustments					434,612,446	434,612,446		434,612,446	63,012,881
Ending balance at Dec. 31, 2022	¥ 23,336		¥ 10,670,286,906	¥ (3,520,524,817)	¥ 321,990,770	¥ 6,560,559,182	¥ 965	¥ 6,560,560,147	$ 951,191,811
Ending balance, Shares at Dec. 31, 2022 | shares	34,538,226
Treasury shares, ending balance (in shares) at Dec. 31, 2022 | shares		(2,560,561)						(2,560,561)	(2,560,561)
Treasury shares, ending balance at Dec. 31, 2022		¥ (911,217,013)						¥ (911,217,013)	$ (132,114,048)